Trade and Other payables and Other Current Liabilities (Details) - Schedule of trade and other payables and other current liabilities - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Schedule of trade and other payables and other current liabilities [Abstract]
Trade accounts payable – third parties		$ 1,366,482	$ 1,400,504
Accrued salaries and bonus		140,321	29,386
Accrued customer claims, cash loss and shortage	[1]	33,608	36,048
Trade and other payables		1,540,411	1,465,938
Output VAT		114,877	100,710
Accrued Expenses		375,815	931,457
Payroll Payable		560,051	624,453
Other Payables		198,363	238,493
Other current liabilities		$ 1,249,106	$ 1,895,113

[1]	Includes a provision for penalty for failure to meet certain performance indicators as stipulated in certain customer contracts for approximately $14,600 and $10,000 respectively.